Pioneer High Yield Fund
Schedule of Investments  |  January 31, 2025

A: TAHYX	C: PYICX	R: TYHRX	Y: TYHYX

Schedule of Investments  |  1/31/25
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 99.2%
	Senior Secured Floating Rate Loan Interests — 1.5% of Net Assets*(a)
	Auto Parts & Equipment — 0.7%
3,735,247	First Brands Group LLC, First Lien 2021 Term Loan, 9.552% (Term SOFR + 500 bps), 3/30/27	$ 3,674,549
	Total Auto Parts & Equipment	$3,674,549

	Computer Services — 0.1%
640,000	Amentum Holdings, Inc., Initial Term Loan, 6.562% (Term SOFR + 225 bps), 9/29/31	$ 638,960
	Total Computer Services	$638,960

	Cruise Lines — 0.3%
1,421,437	LC Ahab US Bidco LLC, Initial Term Loan, 7.312% (Term SOFR + 300 bps), 5/1/31	$ 1,431,210
	Total Cruise Lines	$1,431,210

	Electric-Generation — 0.2%
1,127,175	Alpha Generation LLC, Initial Term B Loan, 7.062% (Term SOFR + 275 bps), 9/30/31	$ 1,134,924
	Total Electric-Generation	$1,134,924

	Medical-Drugs — 0.1%
653,363	Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 8.312% (Term SOFR + 400 bps), 4/23/31	$ 659,080
	Total Medical-Drugs	$659,080

	Retail — 0.1%
537,300	MI Windows and Doors LLC, Term B-2 Loan, 7.312% (Term SOFR + 300 bps), 3/28/31	$ 542,715
	Total Retail	$542,715

	Total Senior Secured Floating Rate Loan Interests (Cost $8,045,960)	$8,081,438

Shares
	Common Stocks — 0.5% of Net Assets
	Chemicals — 0.0%†
148	LyondellBasell Industries NV, Class A	$ 11,204
	Total Chemicals	$11,204

1Pioneer High Yield Fund | 1/31/25

Shares		Value
	Financial Services — 0.0%†
138,656(b)+	Unifin Financiera SAB de CV	$ 8,030
	Total Financial Services	$8,030

	Household Durables — 0.0%†
1,443,476(b)	Desarrolladora Homex SAB de CV	$ 70
	Total Household Durables	$70

	Oil, Gas & Consumable Fuels — 0.0%†
48(b)	Amplify Energy Corp.	$ 256
	Total Oil, Gas & Consumable Fuels	$256

	Paper & Forest Products — 0.0%
459,481(b)+	Emerald Plantation Holdings, Ltd.	$ —
	Total Paper & Forest Products	$—

	Passenger Airlines — 0.5%
126,641(b)	Grupo Aeromexico SAB de CV	$ 2,648,286
	Total Passenger Airlines	$2,648,286

	Pharmaceuticals — 0.0%†
13,123(b)	Endo, Inc.	$ 346,447
	Total Pharmaceuticals	$346,447

	Professional Services — 0.0%†
190,086,798(b)+	Atento S.A.	$ 190
	Total Professional Services	$190

	Total Common Stocks (Cost $2,042,038)	$3,014,483

Principal Amount USD ($)
	Collateralized Mortgage Obligations—0.0%† of Net Assets
148,799(a)	DSLA Mortgage Loan Trust, Series 2005-AR6, Class 2A1C, 5.253% (1 Month Term SOFR + 95 bps), 10/19/45	$ 146,832
145,821	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	62,891
	Total Collateralized Mortgage Obligations (Cost $143,953)	$209,723

Pioneer High Yield Fund | 1/31/252

Schedule of Investments  |  1/31/25 (continued)
Principal Amount USD ($)		Value
	Convertible Corporate Bonds — 1.7% of Net Assets
	Banks — 0.0%†
IDR11,178,198,000	PT Bakrie & Brothers Tbk, 12/31/25	$ 49,376
	Total Banks	$49,376

	Commercial Services — 0.4%
1,895,000	Global Payments, Inc., 1.50%, 3/1/31 (144A)	$ 1,855,205
	Total Commercial Services	$1,855,205

	Energy-Alternate Sources — 0.3%
2,054,000(c)	Enphase Energy, Inc., 3/1/28	$ 1,688,388
	Total Energy-Alternate Sources	$1,688,388

	Entertainment — 0.5%
3,261,000(c)	DraftKings Holdings, Inc., 3/15/28	$ 2,815,873
85,000	Live Nation Entertainment, Inc., 2.875%, 1/15/30 (144A)	88,485
	Total Entertainment	$2,904,358

	Pharmaceuticals — 0.3%
400,000	Jazz Investments I, Ltd., 3.125%, 9/15/30 (144A)	$ 433,000
1,453,000	Revance Therapeutics, Inc., 1.75%, 2/15/27	1,413,043
	Total Pharmaceuticals	$1,846,043

	Software — 0.2%
1,372,000	Bentley Systems, Inc., 0.375%, 7/1/27	$ 1,244,404
	Total Software	$1,244,404

	Total Convertible Corporate Bonds (Cost $10,652,135)	$9,587,774

	Corporate Bonds — 90.7% of Net Assets
	Advertising — 2.1%
3,994,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 3,555,988
2,865,000	Neptune Bidco US, Inc., 9.29%, 4/15/29 (144A)	2,442,350
3,591,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	3,465,250
2,512,000	Summer BC Bidco B LLC, 5.50%, 10/31/26 (144A)	2,533,138
	Total Advertising	$11,996,726

	Aerospace & Defense — 1.4%
4,030,000(d)	Efesto Bidco S.p.A Efesto US LLC, 7.50%, 2/15/32 (144A)	$ 4,030,000
1,220,000	Goat Holdco LLC, 6.75%, 2/1/32 (144A)	1,215,913
3Pioneer High Yield Fund | 1/31/25

Principal Amount USD ($)		Value
	Aerospace & Defense — (continued)
1,100,000	Spirit AeroSystems, Inc., 9.375%, 11/30/29 (144A)	$ 1,182,661
1,500,000	Spirit AeroSystems, Inc., 9.75%, 11/15/30 (144A)	1,659,474
	Total Aerospace & Defense	$8,088,048

	Airlines — 2.4%
3,015,540(e)	ABRA Global Finance, 14.00% (8.00% PIK or 6.00% Cash), 10/22/29 (144A)	$ 2,958,245
662,625	American Airlines Pass-Through Trust, 3.95%, 7/11/30	619,397
397,917	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26 (144A)	397,689
795,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, 4/20/29 (144A)	793,056
1,807,628(a)	Gol Finance S.A., 14.787% (1 Month Term SOFR + 1,050 bps), 4/29/25 (144A)	1,883,874
1,170,000	Grupo Aeromexico S.A.B de CV, 8.25%, 11/15/29 (144A)	1,168,537
2,525,000	Grupo Aeromexico S.A.B de CV, 8.625%, 11/15/31 (144A)	2,521,844
2,885,000	OneSky Flight LLC, 8.875%, 12/15/29 (144A)	2,955,423
	Total Airlines	$13,298,065

	Auto Manufacturers — 1.2%
1,340,000	Ford Motor Co., 6.10%, 8/19/32	$ 1,335,306
3,955,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	3,834,915
1,385,000	JB Poindexter & Co., Inc., 8.75%, 12/15/31 (144A)	1,475,139
	Total Auto Manufacturers	$6,645,360

	Banks — 1.5%
120,000	Akbank TAS, 6.80%, 2/6/26 (144A)	$ 121,317
1,200,000(f)(g)	Banco Santander S.A., 8.00% (5 Year CMT Index + 391 bps)	1,255,364
250,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	251,017
3,363,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	3,754,504
3,325,000	KeyBank N.A., 4.90%, 8/8/32	3,158,885
Pioneer High Yield Fund | 1/31/254

Schedule of Investments  |  1/31/25 (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
1,025,000(f)(g)(h)+	Sovcombank Via SovCom Capital DAC, 7.60% (5 Year CMT Index + 636 bps) (144A)	$ —
750,000(f)(g)(h)+	Sovcombank Via SovCom Capital DAC, 7.75% (5 Year CMT Index + 638 bps) (144A)	—
	Total Banks	$8,541,087

	Building Materials — 2.4%
2,631,000	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (144A)	$ 2,787,931
2,461,000	Builders FirstSource, Inc., 4.25%, 2/1/32 (144A)	2,219,189
270,000	Builders FirstSource, Inc., 5.00%, 3/1/30 (144A)	258,548
1,895,000	Camelot Return Merger Sub, Inc., 8.75%, 8/1/28 (144A)	1,861,290
3,035,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	2,455,941
1,215,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32 (144A)	1,229,660
1,406,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30 (144A)	1,338,401
810,000(d)	Quikrete Holdings, Inc., 6.375%, 3/1/32 (144A)	812,017
590,000(d)	Quikrete Holdings, Inc., 6.75%, 3/1/33 (144A)	591,475
	Total Building Materials	$13,554,452

	Chemicals — 5.8%
2,820,000	Celanese US Holdings LLC, 6.95%, 11/15/33	$ 2,951,122
1,635,000	Mativ Holdings, Inc., 8.00%, 10/1/29 (144A)	1,557,791
4,308,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	4,299,696
3,244,000	NOVA Chemicals Corp., 4.25%, 5/15/29 (144A)	3,041,610
1,195,000	NOVA Chemicals Corp., 7.00%, 12/1/31 (144A)	1,205,497
EUR580,000	Olympus Water US Holding Corp., 9.625%, 11/15/28 (144A)	640,480
5,940,000	Olympus Water US Holding Corp., 9.75%, 11/15/28 (144A)	6,288,785
EUR445,000	SCIL IV LLC/SCIL USA Holdings LLC, 4.375%, 11/1/26 (144A)	462,324
3,860,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	3,829,620
EUR1,855,000	SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 7/15/28 (144A)	2,054,272
6,503,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	5,889,448
	Total Chemicals	$32,220,645

5Pioneer High Yield Fund | 1/31/25

Principal Amount USD ($)		Value
	Coal — 0.5%
2,774,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.625%, 6/15/29 (144A)	$ 2,929,516
	Total Coal	$2,929,516

	Commercial Services — 6.4%
1,755,000	Allied Universal Holdco LLC, 7.875%, 2/15/31 (144A)	$ 1,799,389
590,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29 (144A)	545,905
960,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	966,049
1,425,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	1,360,413
581,966(e)+	Atento Luxco 1 S.A., 20.00% (10.00% PIK or 10.00% Cash), 9/30/26 (144A)	407,376
1,945,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/30 (144A)	2,008,808
2,868,000	Block, Inc., 6.50%, 5/15/32 (144A)	2,931,409
4,353,000	Champions Financing, Inc., 8.75%, 2/15/29 (144A)	4,157,410
930,000	Deluxe Corp., 8.125%, 9/15/29 (144A)	956,512
2,215,000	EquipmentShare.com, Inc., 8.00%, 3/15/33 (144A)	2,302,351
1,225,000	EquipmentShare.com, Inc., 8.625%, 5/15/32 (144A)	1,305,649
295,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	289,163
1,232,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	1,186,687
1,880,000	Garda World Security Corp., 7.75%, 2/15/28 (144A)	1,949,797
2,180,000	Garda World Security Corp., 8.375%, 11/15/32 (144A)	2,250,865
2,961,000	NESCO Holdings II, Inc., 5.50%, 4/15/29 (144A)	2,798,631
2,943,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	2,939,651
4,511,000	Sotheby's, 7.375%, 10/15/27 (144A)	4,439,586
1,160,000	Williams Scotsman, Inc., 6.625%, 6/15/29 (144A)	1,188,522
	Total Commercial Services	$35,784,173

	Computers — 1.1%
610,000	Amentum Holdings, Inc., 7.25%, 8/1/32 (144A)	$ 618,415
Pioneer High Yield Fund | 1/31/256

Schedule of Investments  |  1/31/25 (continued)
Principal Amount USD ($)		Value
	Computers — (continued)
700,000	Fortress Intermediate 3, Inc., 7.50%, 6/1/31 (144A)	$ 721,739
3,085,000	KBR, Inc., 4.75%, 9/30/28 (144A)	2,933,897
1,275,000	NCR Voyix Corp., 5.00%, 10/1/28 (144A)	1,228,778
542,000	NCR Voyix Corp., 5.125%, 4/15/29 (144A)	516,935
	Total Computers	$6,019,764

	Distribution/Wholesale — 0.5%
2,797,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 2,913,775
	Total Distribution/Wholesale	$2,913,775

	Diversified Financial Services — 7.0%
2,900,000(g)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	$ 2,903,448
700,000(h)	Credito Real SAB de CV SOFOM ER, 8.00%, 1/21/28 (144A)	72,310
1,990,000	Focus Financial Partners LLC, 6.75%, 9/15/31 (144A)	2,000,543
1,040,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	1,076,394
1,390,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	1,450,811
495,000	GGAM Finance, Ltd., 7.75%, 5/15/26 (144A)	502,757
3,280,000	GGAM Finance, Ltd., 8.00%, 6/15/28 (144A)	3,459,626
5,095,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	5,233,732
3,909,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30 (144A)	3,692,665
2,880,000	Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29 (144A)	2,886,598
1,150,000	OneMain Finance Corp., 3.875%, 9/15/28	1,074,239
810,000	OneMain Finance Corp., 7.875%, 3/15/30	852,097
1,330,000	OneMain Finance Corp., 9.00%, 1/15/29	1,412,715
560,000	Planet Financial Group LLC, 10.50%, 12/15/29 (144A)	576,049
4,015,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, 9/15/29 (144A)	4,196,956
EUR360,000	Sherwood Financing Plc, 4.50%, 11/15/26	370,663
GBP960,000	Sherwood Financing Plc, 6.00%, 11/15/26 (144A)	1,179,294
1,066,000+	Unifin Financiera SAB de CV, 1/27/28	—
7Pioneer High Yield Fund | 1/31/25

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
2,227,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	$ 2,159,155
3,905,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	3,881,621
	Total Diversified Financial Services	$38,981,673

	Electric — 2.5%
1,800,000(g)	AES Corp., 6.95% (5 Year CMT Index + 289 bps), 7/15/55	$ 1,758,891
600,000	Alpha Generation LLC, 6.75%, 10/15/32 (144A)	606,663
2,250,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	1,992,280
850,000	Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	740,166
1,437,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (144A)	1,310,208
1,905,000	Lightning Power LLC, 7.25%, 8/15/32 (144A)	1,967,598
925,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	877,850
1,852,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	1,851,672
2,755,000	Vistra Operations Co. LLC, 7.75%, 10/15/31 (144A)	2,908,354
	Total Electric	$14,013,682

	Electrical Components & Equipments — 0.7%
1,572,000	Energizer Holdings, Inc., 4.75%, 6/15/28 (144A)	$ 1,509,925
2,109,000	Energizer Holdings, Inc., 6.50%, 12/31/27 (144A)	2,138,703
	Total Electrical Components & Equipments	$3,648,628

	Entertainment — 0.5%
1,265,000	Caesars Entertainment, Inc., 6.50%, 2/15/32 (144A)	$ 1,280,753
1,576,000	Light & Wonder International, Inc., 7.25%, 11/15/29 (144A)	1,625,806
	Total Entertainment	$2,906,559

	Environmental Control — 0.7%
4,056,000	GFL Environmental, Inc., 4.375%, 8/15/29 (144A)	$ 3,833,635
	Total Environmental Control	$3,833,635

Pioneer High Yield Fund | 1/31/258

Schedule of Investments  |  1/31/25 (continued)
Principal Amount USD ($)		Value
	Food — 0.6%
840,000(e)	Chobani Holdco II LLC, 8.75% (9.50% PIK or 8.75% Cash), 10/1/29 (144A)	$ 909,749
530,000	Fiesta Purchaser, Inc., 7.875%, 3/1/31 (144A)	547,890
1,620,000	Fiesta Purchaser, Inc., 9.625%, 9/15/32 (144A)	1,687,888
	Total Food	$3,145,527

	Forest Products & Paper — 0.4%
2,772,000	Mercer International, Inc., 5.125%, 2/1/29	$ 2,458,923
	Total Forest Products & Paper	$2,458,923

	Healthcare-Products — 1.1%
2,330,000	Medline Borrower LP, 3.875%, 4/1/29 (144A)	$ 2,174,136
395,000	Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 4/1/29 (144A)	401,368
3,300,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	3,360,110
	Total Healthcare-Products	$5,935,614

	Healthcare-Services — 2.7%
3,915,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	$ 3,465,505
5,350,000	Prime Healthcare Services, Inc., 9.375%, 9/1/29 (144A)	5,087,530
6,477,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	6,586,487
	Total Healthcare-Services	$15,139,522

	Home Builders — 0.0%†
155,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	$ 156,917
	Total Home Builders	$156,917

	Home Furnishings — 0.7%
4,085,000	Tempur Sealy International, Inc., 4.00%, 4/15/29 (144A)	$ 3,801,672
	Total Home Furnishings	$3,801,672

	Household Products/Wares — 0.7%
4,767,000	Spectrum Brands, Inc., 3.875%, 3/15/31 (144A)	$ 4,080,645
	Total Household Products/Wares	$4,080,645

9Pioneer High Yield Fund | 1/31/25

Principal Amount USD ($)		Value
	Internet — 1.1%
5,030,000	Acuris Finance US, Inc./Acuris Finance S.a.r.l., 9.00%, 8/1/29 (144A)	$ 5,024,920
855,000	ION Trading Technologies S.a.r.l., 9.50%, 5/30/29 (144A)	892,836
	Total Internet	$5,917,756

	Iron & Steel — 1.3%
2,347,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 2,341,249
1,250,000	Cleveland-Cliffs, Inc., 7.375%, 5/1/33 (144A)	1,243,090
4,004,000	TMS International Corp., 6.25%, 4/15/29 (144A)	3,790,389
	Total Iron & Steel	$7,374,728

	Leisure Time — 2.4%
3,665,000	Carnival Corp., 6.00%, 5/1/29 (144A)	$ 3,672,084
595,000	Carnival Holdings Bermuda, Ltd., 10.375%, 5/1/28 (144A)	633,231
1,600,000	Cruise Yacht Upper HoldCo, Ltd., 11.875%, 7/5/28	1,651,229
445,000	NCL Corp., Ltd., 6.75%, 2/1/32 (144A)	451,948
3,421,000	NCL Corp., Ltd., 7.75%, 2/15/29 (144A)	3,634,183
965,000	NCL Corp., Ltd., 8.125%, 1/15/29 (144A)	1,024,694
2,325,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	2,320,671
	Total Leisure Time	$13,388,040

	Lodging — 3.1%
3,515,000	Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29 (144A)	$ 3,613,383
2,754,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 5.00%, 6/1/29 (144A)	2,623,630
1,870,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/32 (144A)	1,894,394
4,380,000	Melco Resorts Finance, Ltd., 7.625%, 4/17/32 (144A)	4,372,468
2,510,000	MGM Resorts International, 6.50%, 4/15/32	2,512,031
2,556,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	2,597,049
	Total Lodging	$17,612,955

	Media — 5.6%
3,103,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 2,632,776
7,209,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32 (144A)	6,414,915
Pioneer High Yield Fund | 1/31/2510

Schedule of Investments  |  1/31/25 (continued)
Principal Amount USD ($)		Value
	Media — (continued)
2,290,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28 (144A)	$ 2,229,136
2,869,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27 (144A)	2,816,010
810,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31 (144A)	829,281
4,729,000	CSC Holdings LLC, 4.50%, 11/15/31 (144A)	3,564,602
2,000,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	1,758,276
385,000	CSC Holdings LLC, 11.75%, 1/31/29 (144A)	383,108
2,605,000	Gray Media, Inc., 10.50%, 7/15/29 (144A)	2,726,990
4,506,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	4,585,728
85,000	Univision Communications, Inc., 7.375%, 6/30/30 (144A)	83,867
2,995,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	2,676,003
EUR855,000	Ziggo Bond Co. BV, 3.375%, 2/28/30 (144A)	814,910
	Total Media	$31,515,602

	Mining — 4.1%
3,886,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 3,778,802
2,631,000	Constellium SE, 3.75%, 4/15/29 (144A)	2,398,481
5,151,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	5,284,076
760,000	First Quantum Minerals, Ltd., 9.375%, 3/1/29 (144A)	803,190
3,507,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	3,435,310
1,205,000	Novelis, Inc., 6.875%, 1/30/30 (144A)	1,233,630
5,966,000	Taseko Mines, Ltd., 8.25%, 5/1/30 (144A)	6,107,251
	Total Mining	$23,040,740

	Miscellaneous Manufacturing — 1.1%
5,645,000	Trinity Industries, Inc., 7.75%, 7/15/28 (144A)	$ 5,871,449
	Total Miscellaneous Manufacturing	$5,871,449

	Oil & Gas — 6.8%
5,690,000	Baytex Energy Corp., 7.375%, 3/15/32 (144A)	$ 5,607,815
920,000	Baytex Energy Corp., 8.50%, 4/30/30 (144A)	947,828
1,153,902	Borr IHC, Ltd./Borr Finance LLC, 10.00%, 11/15/28 (144A)	1,152,555
880,097	Borr IHC, Ltd./Borr Finance LLC, 10.375%, 11/15/30 (144A)	876,797
1,340,000	Civitas Resources, Inc., 8.625%, 11/1/30 (144A)	1,420,349
11Pioneer High Yield Fund | 1/31/25

Principal Amount USD ($)		Value
	Oil & Gas — (continued)
1,155,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30 (144A)	$ 1,119,961
3,587,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32 (144A)	3,406,485
745,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	727,848
3,557,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	3,445,669
1,750,000	Kraken Oil & Gas Partners LLC, 7.625%, 8/15/29 (144A)	1,722,123
2,347,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	2,367,328
3,895,000	Shelf Drilling Holdings, Ltd., 9.625%, 4/15/29 (144A)	3,480,534
1,453,500	Transocean, Inc., 8.75%, 2/15/30 (144A)	1,515,951
560,000	Transocean Titan Financing, Ltd., 8.375%, 2/1/28 (144A)	573,914
1,735,000	Transocean, Inc., 6.80%, 3/15/38	1,422,890
1,110,000	Transocean, Inc., 8.25%, 5/15/29 (144A)	1,113,927
1,110,000	Transocean, Inc., 8.50%, 5/15/31 (144A)	1,117,598
3,264,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	2,963,288
3,034,000	Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (144A)	2,994,710
	Total Oil & Gas	$37,977,570

	Oil & Gas Services — 0.9%
2,515,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	$ 2,610,693
2,180,000	USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29 (144A)	2,230,855
	Total Oil & Gas Services	$4,841,548

	Packaging & Containers — 2.1%
2,619,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$ 2,470,899
3,835,000	OI European Group BV, 4.75%, 2/15/30 (144A)	3,484,779
1,460,000	Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31 (144A)	1,423,135
1,810,000	Sealed Air Corp., 5.00%, 4/15/29 (144A)	1,755,126
945,000	Sealed Air Corp., 6.50%, 7/15/32 (144A)	960,083
1,430,000	Sealed Air Corp./Sealed Air Corp. US, 7.25%, 2/15/31 (144A)	1,486,391
	Total Packaging & Containers	$11,580,413

	Pharmaceuticals — 3.8%
5,570,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	$ 5,151,898
Pioneer High Yield Fund | 1/31/2512

Schedule of Investments  |  1/31/25 (continued)
Principal Amount USD ($)		Value
	Pharmaceuticals — (continued)
1,650,000(g)	CVS Health Corp., 7.00% (5 Year CMT Index + 289 bps), 3/10/55	$ 1,666,603
3,726,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.125%, 4/30/31 (144A)	3,372,907
5,897,000	Owens & Minor, Inc., 6.625%, 4/1/30 (144A)	5,678,291
2,554,000+	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	—
EUR2,815,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	2,979,245
778,000	Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/9/27	765,538
778,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	760,982
1,025,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/29	1,108,393
5,290,000+	Tricida, Inc., 5/15/27	—
	Total Pharmaceuticals	$21,483,857

	Pipelines — 4.4%
2,885,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, 12/15/33 (144A)	$ 3,046,208
1,215,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	1,219,978
1,840,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/29 (144A)	1,929,799
2,927,000(f)(g)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	2,968,420
3,115,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32	3,120,233
446,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27	453,949
4,916,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	5,027,903
905,000(g)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55 (144A)	932,321
3,675,000	Summit Midstream Holdings LLC, 8.625%, 10/31/29 (144A)	3,870,372
1,095,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	1,152,445
920,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	1,025,529
	Total Pipelines	$24,747,157

13Pioneer High Yield Fund | 1/31/25

Principal Amount USD ($)		Value
	Private Equity — 0.8%
4,478,000	HAT Holdings I LLC/HAT Holdings II LLC , 3.375%, 6/15/26 (144A)	$ 4,338,580
	Total Private Equity	$4,338,580

	Real Estate — 0.4%
2,470,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 2,223,043
	Total Real Estate	$2,223,043

	REITs — 1.8%
115,000	GLP Capital LP/GLP Financing II, Inc., 6.75%, 12/1/33	$ 121,657
4,525,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	3,034,119
620,000	Starwood Property Trust, Inc., 7.25%, 4/1/29 (144A)	640,451
3,061,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30 (144A)	2,688,380
2,870,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	2,618,262
955,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	1,021,069
	Total REITs	$10,123,938

	Retail — 3.8%
2,645,000	Brinker International, Inc., 8.25%, 7/15/30 (144A)	$ 2,821,805
2,035,000	Cougar JV Subsidiary LLC, 8.00%, 5/15/32 (144A)	2,129,276
2,735,000	Gap, Inc., 3.625%, 10/1/29 (144A)	2,487,934
1,375,000	Gap, Inc., 3.875%, 10/1/31 (144A)	1,205,947
3,044,000	Ken Garff Automotive LLC, 4.875%, 9/15/28 (144A)	2,925,361
3,775,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	3,579,746
1,680,000	LCM Investments Holdings II LLC, 8.25%, 8/1/31 (144A)	1,763,899
2,951,000	Macy's Retail Holdings LLC, 5.875%, 4/1/29 (144A)	2,890,880
1,836,000	Macy's Retail Holdings LLC, 6.125%, 3/15/32 (144A)	1,736,354
	Total Retail	$21,541,202

	Telecommunications — 2.8%
5,572,000	Altice France Holding S.A., 6.00%, 2/15/28 (144A)	$ 1,518,086
745,000	Altice France S.A., 5.125%, 1/15/29 (144A)	594,379
Pioneer High Yield Fund | 1/31/2514

Schedule of Investments  |  1/31/25 (continued)
Principal Amount USD ($)		Value
	Telecommunications — (continued)
3,345,000	Altice France S.A., 5.125%, 7/15/29 (144A)	$ 2,661,780
3,630,000	Connect Finco S.a.r.l./Connect US Finco LLC, 9.00%, 9/15/29 (144A)	3,253,670
3,374,000	Level 3 Financing, Inc., 10.50%, 5/15/30 (144A)	3,676,682
3,930,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31 (144A)	4,067,633
	Total Telecommunications	$15,772,230

	Transportation — 1.5%
4,376,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 4,059,440
2,009,000	Danaos Corp., 8.50%, 3/1/28 (144A)	2,044,965
2,743,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	2,529,281
	Total Transportation	$8,633,686

	Total Corporate Bonds (Cost $516,185,192)	$508,079,102

Shares
	Preferred Stock — 0.2% of Net Assets
	Capital Markets — 0.2%
1,617,862	Atento preferred	$ 1,213,396
	Total Capital Markets	$1,213,396

	Total Preferred Stock (Cost $1,617,862)	$1,213,396

	Rights/Warrants — 0.0%† of Net Assets
	Health Care Providers & Services — 0.0%†
2,136(b)	Option Care Health, Inc., 7/27/25	$ 23,448
2,136(b)	Option Care Health, Inc., 12/31/25	15,150
	Total Health Care Providers & Services	$38,598

	Trading Companies & Distributors — 0.0%†
GBP63,875(b)	Avation Plc, 1/1/59	$ 43,559
	Total Trading Companies & Distributors	$43,559

	Total Rights/Warrants (Cost $—)	$82,157

15Pioneer High Yield Fund | 1/31/25

Face Amount USD ($)		Value
Insurance-Linked Securities — 0.0%† of Net Assets#
Reinsurance Sidecars — 0.0%†
Multiperil – U.S. — 0.0%†
2,400,000(b)(i)+	Harambee Re 2018, 12/31/25	$ 1,440
1,668,837(i)+	Harambee Re 2019, 12/31/25	—
$1,440

Multiperil – Worldwide — 0.0%†
643,077(b)(i)+	Lorenz Re 2019, 6/30/25	$ 5,016
550,000(b)(i)+	Viribus Re 2018, 12/31/25	—
233,537(i)+	Viribus Re 2019, 12/31/25	—
$5,016

	Total Reinsurance Sidecars	$6,456

	Total Insurance-Linked Securities (Cost $147,773)	$6,456

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 3.6% of Net Assets
20,000,000(c)	U.S. Treasury Bills, 2/11/25	$ 19,981,133
	Total U.S. Government and Agency Obligations (Cost $19,976,467)	$19,981,133

Pioneer High Yield Fund | 1/31/2516

Schedule of Investments  |  1/31/25 (continued)
Shares		Value
	SHORT TERM INVESTMENTS — 1.0% of Net Assets
	Open-End Fund — 1.0%
5,471,904(j)	Dreyfus Government Cash Management, Institutional Shares, 4.26%	$ 5,471,904
		$5,471,904

	TOTAL SHORT TERM INVESTMENTS (Cost $5,471,904)	$5,471,904

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.2% (Cost $564,283,284)	$555,727,566
	OTHER ASSETS AND LIABILITIES — 0.8%	$4,353,151
	net assets — 100.0%	$560,080,717

bps	Basis Points.
CMT	Constant Maturity Treasury.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At January 31, 2025, the value of these securities amounted to $461,587,469, or 82.4% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2025.
(b)	Non-income producing security.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(e)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2025.
(h)	Security is in default.
(i)	Issued as preference shares.
(j)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2025.
17Pioneer High Yield Fund | 1/31/25

*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Harambee Re 2018	12/19/2017	$41,697	$1,440
Harambee Re 2019	4/24/2019	—	—
Lorenz Re 2019	7/10/2019	96,953	5,016
Viribus Re 2018	12/22/2017	9,123	—
Viribus Re 2019	3/25/2019	—	—
Total Restricted Securities			$6,456
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,070,103	GBP	850,000	JPMorgan Chase Bank NA	3/27/25	$16,384
EUR	1,875,000	USD	1,962,129	State Street Bank & Trust Co.	4/30/25	(8,271)
USD	9,413,740	EUR	8,950,000	State Street Bank & Trust Co.	3/21/25	107,382
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$115,495
Pioneer High Yield Fund | 1/31/2518

Schedule of Investments  |  1/31/25 (continued)
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
19,920,000	Markit CDX North America High Yield Index Series 43	Pay	5.00%	12/20/29	$(1,388,378)	$(354,242)	$(1,742,620)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(1,388,378)	$(354,242)	$(1,742,620)
TOTAL SWAP CONTRACTS					$(1,388,378)	$(354,242)	$(1,742,620)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EUR — Euro
GBP — Great British Pound
IDR — Indonesian Rupiah
USD — United States Dollar
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$8,081,438	$—	$8,081,438
Common Stocks
Financial Services	—	—	8,030	8,030
Paper & Forest Products	—	—	—*	—*
Passenger Airlines	—	2,648,286	—	2,648,286
Professional Services	—	—	190	190
All Other Common Stocks	357,977	—	—	357,977
Collateralized Mortgage Obligations	—	209,723	—	209,723
Convertible Corporate Bonds	—	9,587,774	—	9,587,774
19Pioneer High Yield Fund | 1/31/25

	Level 1	Level 2	Level 3	Total
Corporate Bonds
Banks	$—	$8,541,087	$—*	$8,541,087
Commercial Services	—	35,376,797	407,376	35,784,173
Diversified Financial Services	—	38,981,673	—*	38,981,673
Pharmaceuticals	—	21,483,857	—*	21,483,857
All Other Corporate Bonds	—	403,288,312	—	403,288,312
Preferred Stock	—	1,213,396	—	1,213,396
Rights/Warrants
Health Care Providers & Services	—	38,598	—	38,598
Trading Companies & Distributors	43,559	—	—	43,559
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil – U.S.	—	—	1,440	1,440
Multiperil – Worldwide	—	—	5,016	5,016
U.S. Government and Agency Obligations	—	19,981,133	—	19,981,133
Open-End Fund	5,471,904	—	—	5,471,904
Total Investments in Securities	$5,873,440	$549,432,074	$422,052	$555,727,566
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$—	$115,495	$—	$115,495
Centrally cleared swap contracts^	—	(354,242)	—	(354,242)
Total Other Financial Instruments	$—	$(238,747)	$—	$(238,747)
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
During the period ended January 31, 2025, there were no transfers in or out of Level 3.
Pioneer High Yield Fund | 1/31/2520